Net Revenues - Geographical Distribution (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographical distribution of net consolidated revenues
Net sales	€ 7,524	€ 7,212	€ 6,592	[1]
USA and Canada
Geographical distribution of net consolidated revenues
Net sales	4,253	4,087	3,899
Spain
Geographical distribution of net consolidated revenues
Net sales	418	423	363
European Union
Geographical distribution of net consolidated revenues
Net sales	1,196	1,076	893
Rest of the world
Geographical distribution of net consolidated revenues
Net sales	€ 1,657	€ 1,626	€ 1,437

[1]	(See Note 2.d)